Fair Value Measurement (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
	Apr. 03, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 ILS (₪)	Dec. 31, 2020 shares
Fair Value Measurement (Details) [Line Items]
Discount percentage	15.00%
Stake in Wilk	2.50%
Other investment consideration		Therapin committed to pay the Company NIS 40 thousand (approximately USD 11 thousand) per month for 119 months for a total consideration of NIS 4,800 thousand (approximately USD 1,400 thousand) plus NIS 2,450 thousand (approximately USD 700 thousand) to be paid upon an exit event.
Amount of aggregate fair value and unpaid principal balance			$ 425		₪ 1,495
Revaluated investment amount		$ 0
Financing expense		$ 1,148
Re-valuation financing income			$ 99	$ 193
Warrant exercisable shares (in Shares) | shares				1,925,000		26,639,573
Issuance of ordinary (in Shares) | shares		17,874,121
Consolidated comprehansive loss		$ 316
Therapin [Member]
Fair Value Measurement (Details) [Line Items]
Received amount		$ 88
Wilk Technologies Ltd [Member]
Fair Value Measurement (Details) [Line Items]
Average closing price	45 days
Therapin [Member]
Fair Value Measurement (Details) [Line Items]
Discount rate		11.84%
Related Party [Member]
Fair Value Measurement (Details) [Line Items]
Investment in Wilk	$ 435